Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Net earnings (losses)	$ 6,514	$ 375
Add back income taxes	1,193	577
Earnings before income taxes	$ 7,707	$ 952
Applicable statutory tax rate	26.80%	26.80%
Income taxes computed at applicable statutory rates	$ (2,065)	$ (255)
Non-taxable portion of net gains on investments	850	18
Uncertain tax positions	22	4
Impairment of goodwill	0	(303)
Change in estimate relating to prior periods	0	1
Non-taxable portion of equity losses	0	(66)
Previously unrecognized tax benefits	0	3
Other	0	21
Total income taxes	$ (1,193)	$ (577)
Average effective tax rate	15.50%	60.60%